DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value of Derivative Instruments
The following table presents the fair value of derivative instruments:

	December 31, 2024			December 31, 2023
	Outstanding Gross Notional Amount	Other Assets	Other Noncurrent Liabilities	Outstanding Gross Notional Amount	Other Assets	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Cash flow hedges –
Interest rate swaps	$1,840	$25	$—	$1,120	$7	$—
Cross currency contracts	120	14	—	120	10	—
Foreign currency forward contracts	—	—	—	—	—	—
Fair value hedges – cross currency contracts	737	54	—	721	17	—
Net investment hedges – cross currency contracts	230	28	—	230	20	—
Total derivatives designated as hedging instruments	$2,927	$121	$—	$2,191	$54	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	$77	$—	$—	$73	$—	$1
Total derivatives not designated as hedging instruments	$77	$—	$—	$73	$—	$1
Total derivatives	$3,004	$121	$—	$2,264	$54	$1

Summary of Effect of Derivatives on Consolidated Statements of Operations and Accumulated Other Comprehensive Income (Loss)
The following table presents the effect of derivatives on the consolidated statements of operations:

		Amount of income (expense) recognized in income
	Location of income (expense) recognized in income	Year ended December 31,
Derivatives		2024	2023	2022
Cash flow hedging relationships:
Interest rate swaps	Interest expense, net	$32	$32	$1
Cross currency contracts	Investment expense (income) and other, net	7	(3)	6
Cross currency contracts	Interest expense, net	2	2	2
Fair value hedging relationships:
Cross currency contracts	Investment expense (income) and other, net	37	(25)	53
Cross currency contracts	Interest expense, net	3	2	3
Net investment hedging relationships:
Cross currency contracts	Interest expense, net	4	4	4
Not designated as hedging instruments:
Foreign currency forward contracts	Investment expense and other, net	—	1	2
The following table presents the effect of cash flow and fair value hedge accounting on accumulated other comprehensive income (loss) ("AOCI"):

	Amount of gain (loss) recognized in other comprehensive income			Location of gain (loss) reclassified from AOCI into income	Amount of gain (loss) reclassified from AOCI into income
	Year ended December 31,				Year ended December 31,
Derivatives	2024	2023	2022		2024	2023	2022
Cash flow hedging relationships:
Interest rate swaps	$14	$(6)	$48	Interest expense, net	$13	$16	$3
Cross currency contracts	(2)	(3)	3	Investment expense (income) and other, net	7	(3)	10
Fair value hedging relationships:
Cross currency contracts	—	(6)	(2)	Investment expense (income) and other, net	36	(25)	53
Net investment hedging relationships:
Cross currency contracts	7	(9)	14	Interest expense, net	1	1	—